Summary of Significant Accounting Policies - Income Taxes - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Unrecognized benefits	$ 0	$ 0
Minimum
Summary Of Significant Accounting Policies [Line Items]
Income tax examination, year under examination	2012	2012